UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [X];   Amendment Number: 1
     This Amendment (Check only one.)	[X] is a restatement.
				     	[  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:    Contour Asset Management LLC
Address: 99 Park Avenue Suite 1810
         NY, NY 10016


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William Merriman
Title: Chief Financial Officer and Chief Compliance Officer
Phone: 646 553 2492

Signature, Place, and Date of Signing:

/s/ 	William Merriman	 New York, NY		11/18/2011
	[Signature]		[City, State]		[Date]

Contour Asset Management LLC is filing this Amendment on 11/18/2011 to reflect an update in value for SANDISK CORP, 1,000,000 shares, from $20,175(thousands) to $40,355 (thousands). As a result of this change, the Information Table Total Value increased from $992,512 (thousands) to $1,012,692(thousands).

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Third quarter 2011

Form 13F Information Table Entry Total:  	67

Form 13F Information Table Value Total:  	$1,012,692
					 	(thousands)

List of Other Included Managers: 		NONE

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



FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----
AMAZON COM INC		COM			023135106	15,136		70,000		SH		SOLE	None	SOLE
ANCESTRY COM INC	COM			032803108	5,875		250,000		SH		SOLE	None	SOLE
ASPEN TECHNLGY INC	COM			045327103	32,449		2,125,000	SH		SOLE	None	SOLE
BLUE COAT SYSMS INC	COM NEW			09534T508	11,104		800,000		SH		SOLE	None	SOLE
CITRIX SYS INC		COM			177376100	21,812		400,000		SH		SOLE	None	SOLE
CLEARWIRE CORP NEW	CL A			18538Q105	699		300,000		SH	CALL	SOLE	None	SOLE
COINSTAR INC		COM			19259P300	17,000		425,000		SH		SOLE	None	SOLE
COINSTAR INC		COM			19259P300	14,000		350,000		SH	PUT	SOLE	None	SOLE
COMCAST CORP NEW	CL A			20030N101	5,225		250,000		SH		SOLE	None	SOLE
CORNING INC		COM			219350105	16,068		1,300,000	SH		SOLE	None	SOLE
CORNING INC		COM			219350105	6,180		500,000		SH	CALL	SOLE	None	SOLE
CYPRESS SEMICON CORP	COM			232806109	9,731		650,000		SH		SOLE	None	SOLE
DEVRY INC DEL		COM			251893103	10,349		280,000		SH		SOLE	None	SOLE
DIGITAL RIV INC		COM			25388B104	9,847		475,000		SH		SOLE	None	SOLE
DISH NETWORK CORP	CL A			25470M109	1,253		50,000		SH		SOLE	None	SOLE
EBAY INC		COM			278642103	44,235		1,500,000	SH		SOLE	None	SOLE
E M C CORP MASS		COM			268648102	2,099		100,000		SH		SOLE	None	SOLE
F5 NETWORKS INC		COM			315616102	17,052		240,000 	SH		SOLE	None	SOLE
F5 NETWORKS INC		COM			315616102	14,210		200,000		SH	PUT	SOLE	None	SOLE
F5 NETWORKS INC		COM			315616102	10,658		150,000		SH	PUT	SOLE	None	SOLE
FINISAR CORP		COM NEW			31787A507	14,909		850,000		SH		SOLE	None	SOLE
FINISAR CORP		COM NEW			31787A507	13,155		750,000		SH	PUT	SOLE	None	SOLE
HEXCEL CORP NEW		COM			428291108	1,773		80,000		SH		SOLE	None	SOLE
INFINERA CORPORATION	COM			45667G103	40,950		1,000,000	SH	CALL	SOLE	None	SOLE
INTUIT			COM			461202103	21,348		450,000		SH		SOLE	None	SOLE
ISHARES TR		RUSSELL 2000		464287655	64,300		1,000,000	SH	PUT	SOLE	None	SOLE
JDS UNIPHASE CORP	COM PAR $0.001		46612J507	17,946		1,800,000	SH		SOLE	None	SOLE
JDS UNIPHASE CORP	COM PAR $0.001		46612J507	5,982		600,000		SH	PUT	SOLE	None	SOLE
JUNIPER NETWORKS INC	COM			48203R104	734		42,500		SH		SOLE	None	SOLE
LEXMARK INTL NEW	CL A			529771107	27,706		1,025,000	SH		SOLE	None	SOLE
LINKEDIN CORP		COM CL A		53578A108	21,472		275,000		SH		SOLE	None	SOLE
LIONS GTE ENTMNT CORP	COM NEW			535919203	367		53,167		SH		SOLE	None	SOLE
MASTERCARD INC		CL A			57636Q104	31,716		100,000		SH	PUT	SOLE	None	SOLE
MASTERCARD INC		CL A			57636Q104	28,544		90,000		SH	PUT	SOLE	None	SOLE
MASTERCARD INC		CL A			57636Q104	28,544		90,000		SH		SOLE	None	SOLE
MICROSTRATEGY INC	CL A NEW		594972408	28,518		250,000		SH		SOLE	None	SOLE
NETAPP INC		COM			64110D104	29,698		875,000		SH		SOLE	None	SOLE
NETAPP INC		COM			64110D104	16,965		500,000		SH	CALL	SOLE	None	SOLE
NIELSEN HOLDINGS N V	COM			N63218106	6,585		505,000		SH		SOLE	None	SOLE
NXP SEMICONDCTRS N V	COM			N6596X109	7,060		500,000		SH	CALL	SOLE	None	SOLE
OPENTABLE INC		COM			68372A104	5,521		120,000		SH	CALL	SOLE	None	SOLE
PARAMTRC TECH CORP	COM NEW			699173209	28,838		1,875,000	SH		SOLE	None	SOLE
PLANTRONICS INC NEW	COM			727493108	8,535		300,000		SH		SOLE	None	SOLE
QUALCOMM INC		COM			747525103	4,863		100,000		SH		SOLE	None	SOLE
RACKSPACE HOSTNG INC	COM			750086100	16,217		475,000		SH		SOLE	None	SOLE
RACKSPACE HOSTNG INC	COM			750086100	8,535		250,000		SH	PUT	SOLE	None	SOLE
REALD INC		COM			75604L105	748		80,000		SH		SOLE	None	SOLE
RED HAT INC		COM			756577102	9,509		225,000		SH		SOLE	None	SOLE
RIGHTNOW TECH INC	COM			76657R106	26,110		790,000		SH		SOLE	None	SOLE
SALESFORCE COM INC	COM			79466L302	22,856		200,000 	SH		SOLE	None	SOLE
SANDISK CORP		COM			80004C101	10,089		250,000		SH	CALL	SOLE	None	SOLE
SANDISK CORP		COM			80004C101	20,178		500,000		SH	PUT	SOLE	None	SOLE
SANDISK CORP		COM			80004C101	12,107		300,000		SH	PUT	SOLE	None	SOLE
SANDISK CORP		COM			80004C101	24,213		600,000		SH	PUT	SOLE	None	SOLE
SANDISK CORP		COM			80004C101	40,355		1,000,000	SH		SOLE	None	SOLE
SAPIENT CORP		COM			803062108	3,042		300,000 	SH		SOLE	None	SOLE
SHORETEL INC		COM			825211105	2,490		500,000		SH		SOLE	None	SOLE
SONUS NETWORKS INC	COM			835916107	2,951		4,080,000	SH		SOLE	None	SOLE
TK-TWO INTRACTV SFTWR	COM			874054109	14,628		1,150,000 	SH		SOLE	None	SOLE
TALEO CORP		CL A			87424N104	27,006		1,050,000 	SH		SOLE	None	SOLE
TEKELEC			COM			879101103	2,114		350,000		SH		SOLE	None	SOLE
TIME WARNER CABLE INC	COM			88732J207	3,917		125,000		SH		SOLE	None	SOLE
TIME WARNER INC		COM NEW			887317303	5,694		190,000 	SH		SOLE	None	SOLE
WESTERN DIGTL CORP	COM			958102105	9,002		350,000 	SH		SOLE	None	SOLE
WESTERN DIGTL CORP	COM			958102105	10,288		400,000 	SH	PUT	SOLE	None	SOLE
VIACOM INC NEW		CL B			92553P201	6,780		350,000 	SH		SOLE	None	SOLE
VISA INC		COM CL A		92826C839	12,858		150,000 	SH		SOLE	None	SOLE
